SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SHAREHOLDERS’ EQUITY

NOTE 6 - SHAREHOLDERS’ EQUITY

A. Share capital:

	Number of shares
	June 30, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0001 par value	800,000,000,000	38,364,447	500,000,000	1
Preferred shares USD 0.0001 par value	200,000,000,000	-	-	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have a par value per share of $0.0001 (before the reverse split) and par value per share of $0.0022 (post reverse split) and the Company does not have a limited amount of authorised capital.

Preferred shares

preferred shares with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Deferred shares

Deferred Ordinary Shares are non-voting shares and do not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. The Deferred Shares confer the right on a return of capital, on a winding-up or otherwise, only to the repayment of the nominal value paid up on the Deferred Shares after repayment of the nominal value of the Ordinary Shares.

Changes in Share capital

A.	On March 7, 2023 (the “Closing Date”), the Company consummated the Business Combination pursuant the BCA, dated July 26, 2022, and also consummated the SID, dated July 26, 2022.

Beginning on the day immediately prior to the Closing Date and ending on the day immediately after the Closing Date, the following transactions occurred:

1.	The AUD 828,240 of the 2022 Convertible Notes have been cancelled in consideration for the issuance of 1,000,000 ordinary shares in Security Matters PTY Ltd.

2.	Security Matters PTY Ltd. performed acceleration of vesting for all unvested warrants and options, the expense for the acceleration amounted to $186.

3.	32,211,716 warrants have been exercised on cashless basis to 24,568,773 shares in Security Matters PTY Ltd.

4.	18,673,253 ordinary shares of the Company have been issued to Security Matters PTY Ltd.’s shareholders in return for their 193,500,379 ordinary shares in Security Matters PTY Ltd. that were cancelled. Security Matters PTY Ltd.’s shareholders received as consideration 1 ordinary share of the Company per 10.3624 Security Matters PTY Ltd.’s ordinary shares.

5.	The Company issued 3,525,000 ordinary shares, 2,200,000 private warrants and 6,250,000 public warrants to Lionheart’s stockholders, in exchange for their existing Lionheart shares and warrants. The warrants exercise price is $11.5 per share, expiring in March 2028. The warrants are considered to be a derivative financial liability and measured at fair value, which is the market price as of the end of the period, amounted to $0.0204 per warrant.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 6 – SHAREHOLDERS’ EQUITY (CONT.)

6.	The Company issued 303,053 ordinary shares for an aggregate of $3,110 net proceeds.

7.	The Company issued 872,418 ordinary shares for the conversion of bridge loan at principal amount of $1,350 and 200,000 redeemable warrants ($5 per warrant, 5 years, exercise price of $11.5 per share).

B.	In May and June 2023, the Company issued 675,168 ordinary shares to Yorkville, for an aggregate of $450 net proceeds (see also Note 5.1).

C.	In June 2023, the Company raised capital as part of issuance of a unit of financial instruments in consideration of an aggregate of $2,580 net proceeds. As part of this issuance, the Company issued 13,333,333 shares, 15,333,332 warrants A and 15,333,332 warrants B (see also Note 5.2).

D.	After the balance sheet date, on August 21, 2023, the Company’s ordinary shares began trading on the Nasdaq Global Market on a post-Reverse Stock Split basis, after consolidating every twenty-two ordinary shares of the Company into one ordinary share (see also Note 9.1).

Incentive Equity Plan

In April 25, 2023, the Company’s board of directors and its shareholders approved and adopted the SMX Public Limited Company 2022 Incentive Equity Plan, which was subsequently amended the Company’s board of directors, subject to applicable Nasdaq requirements, which reserved for grant a number of ordinary shares equal to 15% of the number of issued and outstanding ordinary shares on a fully diluted basis immediately after the closing of the Business Combination, or 5,082,417 authorized ordinary shares.

1.	During the six-month period ended June 30, 2023, the Company granted 4,334,000 RSUs to employees, directors and service providers. The fair value at grant date of RSUs granted in the period were $1-$1.09. The related share-based expenses that were recognized in the period amounted to $1,738.

RSUs granted to employees, directors and service providers:

	Six months period ended June 30, 2023 (in thousands)	Six months period ended June 30, 2022 (in thousands)
Outstanding at beginning of period	-	-
Granted	4,334	-
Vested	(945)	-

Outstanding at June 30, 2023	3,389	-

2.	During the six-month period ended June 30, 2023, the Company granted 790,408 options to employees and service providers. These grants carry an exercise price of between $1.04 - $4.0, vesting period up to 4 years from the grant date, contractual life of the options under the plan is 5 years. The fair value of the grant at grant date is $185. The related share based expenses that were recognized in the six months period ended June 30, 2023 amounted to $168.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 6 - SHAREHOLDERS’ EQUITY (CONT.)

Options granted to employees and service providers:

	Six months period ended June 30, 2023
	Number of options (in thousands)	Weighted average exercise price per share (US$)
Outstanding at beginning of period	1,251	2.01
Granted	790	3.47
Exercised	(7)	1.39
Expired	-	-

Outstanding at June 30, 2023	2,034	2.58
Exercisable options at June 30, 2023	1,825	2.48

	Six months period ended June 30, 2022
	Number of options (in thousands)	Weighted average exercise price per share (US$)
Outstanding at beginning of period	3,346	2.02
Granted	989	2.86
Exercised	-
Expired	(375)	2.16

Outstanding at June 30, 2022	3,960	2.21
Exercisable options at June 30, 2022	2,703	2.33

The options to employees and service providers outstanding as of June 30, 2023, are comprised, as follows:

Exercise price (US$)	Outstanding as of June 30, 2023 (in thousands)	Weighted average remaining contractual term	Exercisable as of June 30, 2023 (in thousands)	Weighted average remaining contractual term
		(years)		(years)
0.84-1.39	845	1.18	845	1.18
1.81-2.51	335	2.59	335	2.59
3.57-4.0	707	4.89	498	4.86
4.18	10	1.74	10	1.74
4.87	137	3.51	137	3.51
	2,034		1,825

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 3 – SHAREHOLDERS’ EQUITY

A.	The ordinary shares in the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if and when declared.

	Number of shares
	December 31, 2022		July 1, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0001 par value	500,000,000	1	500,000,000	1
Deferred Shares EURO 1 par value	25,000	25,000	-	-

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

Deferred shares

Deferred Ordinary Shares are non-voting shares and do not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. The Deferred Shares confer the right on a return of capital, on a winding-up or otherwise, only to the repayment of the nominal value paid up on the Deferred Shares after repayment of the nominal value of the Ordinary Shares.

Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
SHAREHOLDERS’ EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

A.	The ordinary shares in the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if and when declared.

	Number of shares
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	167,854,581	167,854,581	165,532,264	165,532,264

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

B.	Increase in issued share capital:

1)	In August 2022, the Company raised capital, in consideration of an aggregate of 254 net proceeds. An amount of 22 capital raise fee was paid in cash to the financial advisor. The Company issued 2,000,000 shares.

2)	In October 2021, the Company raised capital, in consideration of an aggregate of 1,890 net proceeds. An amount of 115 capital raise fee was paid in cash to the financial advisor. The Company issued 8,938,666 shares and 4,469,333 warrants. The terms of the warrants specify that each warrant has an exercise price of AUD 0.4 and expires in March 2022. Upon exercise the holder would receive one ordinary share and another unlisted warrant that bears an exercise price of AUD 0.7, converted to one ordinary share and expired on January 20, 2023. The warrants were considered to be a derivative financial liability and measured at fair value. The fair value of the warrant derivative is not material.

3)	In May 2021, the Company issued 15,270,249 shares in consideration of an aggregate of 4,034 net proceeds.

4)	During 2021, 1,774,744 warrants were exercised to 1,774,744 ordinary shares, for aggregate net proceeds of 395.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 13 – SHAREHOLDERS’ EQUITY (CONT.):

C.	Options granted to employees and service providers:

1)	In June 2018, the Company has adopted a Share Option Plan (the “Plan”) to provide an incentive to retain, in the employment or service or directorship of the Company and provide the ability to attract new employees, directors or consultants whose services are considered valuable. The persons eligible to participate in the Share Option Plan include employees, directors and consultants of the Company or any subsidiary of the Company.

2)	A summary of the status of the Company’s Share Option Plan granted to employees (including performance-based awards) and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2022		Year ended December 31, 2021
	Number of options (in thousands)	Weighted average Exercise price (AUD)	Number of options (in thousands)	Weighted average Exercise price (AUD)
Outstanding at beginning of year	11,280	0.27	9,530	0.23
Issue of options	1,000	0.27	1,850	0.45
Expired	(7,600)	0.22	(100)	0.34

Outstanding at end of year	4,680	0.35	11,280	0.27
Exercisable options	2,835	0.28	4,318	0.27

The options to employees outstanding as of December 31, 2022, are comprised, as follows:

Exercise price (AUD)	Outstanding as of December 31, 2022	Weighted average remaining contractual term	Exercisable as of December 31, 2022	Weighted average remaining contractual term
		(years)		(years)
0.12-0.2	800	4.59	400	4.64
0.2	955	0.67	878	0.67
0.31-0.357	2075	2.56	1432	2.15
0.6	100	2.24	100	2.24
0.7	750	3.97	25	3.74
	4,680		2,835

1.	In 2022, the Company granted 600,000 options to employees and 1,600,000 options to consultants. These grants carry an exercise price of between AUD 0.03-0.14, vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years. The fair value at grant date is 154.

2.	In 2021, the Company granted 250,000 options to employees and 5,400,000 options to consultants. These grants carry an exercise price of between AUD 0.35-0.70, vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years. The fair value at grant date is 622.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 13 – SHAREHOLDERS’ EQUITY (CONT.):

D.	Options granted to employees and service providers (cont.):

3.	In 2020, the Company granted 1,055,000 options to employees, 750,000 options to consultants and 2,500,000 options to a board member. These grants carry an exercise price of between AUD 0.20-0.70, vesting period up to 4 years from the grant date, contractual life of the options under the Plan is 5 years. The fair value at grant date is 533.

4.	The Company granted 322,317 shares in 2022 and 257,562 shares in 2021 to its Board members in lieu of cash remuneration. The fair value at grant date is 54 in 2022 and 53 in 2021.

5.	The expenses for the options that were not recognized as of December 31, 2022, amount to 152.

6.	The options issued in 2022 and 2021, were valued using the Black-Scholes pricing model. The main parameters which were used are: (1) risk-free rate: 0.11-3.55%; (2) expected volatility: 64-118%: (3) expected term: up to 5 years; and (4) expected dividend yield: 0%.

E.	Performance options:

1)	In August 2018, two Executive Directors were granted 10,000,000 Performance Options with an exercise price of AUD 0.2, for which their remuneration will be dependent on the Company satisfying several commercial and technological milestones. These milestones are reviewed by the Board of Directors and need to be achieved in 4 years since the date it was granted. If the milestones are not reached in 4 years, the options will expire. As of December 31, 2022, the Company did not reach the milestones. The Performance Options were expired.

2)	In August 2021, Executive Director was granted 167,000 options and a key management was granted 500,000 options based on a non-market condition for which if the Company raises an aggregated amount of at least 10 million in one raise (including by way of a merger with a company with such amount in its treasury) 80% of the options will become vested. If an amount of 20 million or more is raised in one raise all options will become vested. The exercise price is AUD 0.7 and the expiration date is December 6, 2026. The Company believes it is probable that the milestone will be reached. The fair value at grant date is 98.

3)	In July 2021, several employees were granted 1,100,000 options based on a non-market condition for which the options shall vest upon meeting the following conditions: (1) Company raised an aggregated amount of at least 20 million (including by way of a merger with a company with such amount in its treasury) (2) 25% of the options shall vest after one year and thereafter 6.25% at the end of every three months (3) the employees must continue to provide services to Company. The exercise price is AUD 0.351 and the expiration date is by July – September 2026. The Company believes it is probable that the milestone will be reached. The fair value at grant date is 214.

4)	In July 2022, several employees were granted 200,000 options based on a non-market condition for which the options shall vest upon meeting the following conditions: 25% on the first anniversary of the Vesting Commencement Date and additional 6.25% at the end of each three months of continuous services thereafter. However, if Company or a parent thereof commences trading on NASDAQ, all options shall become fully vested. The exercise price is AUD 0.7-0.8 and the expiration date is by July 2027. The options became fully vested on the consummation of the Business Combination in 2023. The fair value at grant date is 10.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 13 – SHAREHOLDERS’ EQUITY (CONT.):

E. Performance options (cont.):

5)	In June 2022, a key management was granted 200,000 options based on a non-market condition for which the options shall vest upon meeting the following conditions: The options will vest upon successful listing on NASDAQ/merger with SPAC. The exercise price is AUD 0.4 and the expiration date is by June 2027. The options became fully vested on the consummation of the Business Combination in 2023. The fair value at grant date is 5.

6)	In May 2022, a consultant was granted 250,000 options based on a non-market condition for which if the options will vest upon successful IPO of the Company on NASDAQ. The exercise price is AUD 0.11 and the expiration date is May 26, 2027. The options became fully vested on the consummation of the Business Combination in 2023. The fair value at grant date is 19.